Fees and Commissions Income [Text Block]	6 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Fees and Commissions Income [Text Block]

16.    FEES AND COMMISSIONS INCOME

Performance Obligation

The MUFG Group recognizes revenue from contracts with customers in the amount of consideration it expects to receive upon the transfer of control of a good or service. The timing of recognition is dependent on whether the MUFG Group satisfies a performance obligation by transferring control of the product or service to a customer over time or at a point in time.

The following is an explanation of the MUFG Group’s key revenue from contracts with customers and the timing of its recognition, including its relationship with revenue information disclosed for each reportable segment.

These revenues from contracts with customers are related to various reportable segments disclosed in Note 17. The business segment information is derived from the internal management reporting system used by management to measure the performance of the MUFG Group’s business segments. In addition, the business segment information is primarily based on the financial information prepared in accordance with accounting principles generally accepted in Japan as adjusted in accordance with internal management accounting rules and practices. Further, the format and information as disclosed in Note 17 are not consistent with the accompanying consolidated financial statements prepared on the basis of U.S. GAAP. For example, management does not use information on segments’ gross revenue to allocate resources and assess performance.

Fees and commissions on deposits consist of fees and commissions charged for transaction-based services such as usage of automated teller machines and withdrawal services and for periodic account maintenance services. The MUFG Group’s performance obligation for the transaction-based services is satisfied and the fees and commissions are recognized at the point in time when the MUFG Group’s performance under the terms of a contractual arrangement is completed, which is at the settlement of a transaction, while the MUFG Group’s performance obligation for maintenance service is satisfied and the fees and commissions are recognized over the course of each month. The majority of these fees and commissions are from the business activities relevant to Retail & Commercial Banking Business Group (“R&C”), with Global Commercial Banking Group (“GCB”) providing a smaller impact.

Fees and commissions on remittances and transfers consist of fees and commissions charged for settlement transactions such as domestic fund remittances, including transactions used by electronic banking, and are recognized at the point in time when the MUFG Group’s performance under the terms of a contractual arrangement is completed, which is at the settlement of a transaction. The business activities relevant to these fees and commissions are attributable to R&C, Japanese Corporate Investment Banking Group (“JCIB”), Global Corporate Investment Banking Group (“GCIB”), and GCB with no significant concentration in any particular segments.

Fees and commissions on foreign trading business consist of fees and commissions charged for fund collection and trade-related financing services related to foreign trading business, and are recognized in the period in which the related service is provided. If they arise from foreign trading business activities under which the customer consumes the related services at a point in time (e.g. foreign exchange fees), such fees are recognized at the same point in time. If they arise from foreign trading business activities under which the customer consumes the related services equally over the period of service (e.g. commercial letters of credit), such fees are recognized over the same period. The business activities relevant to these fees and commissions are attributable to R&C, JCIB, GCIB, and GCB with no significant concentration in any particular segments.

Fees and commissions on credit card business consist of fees and commissions related to credit card business such as interchange income, royalty and other service charges from franchisees. Interchange income from the credit card business is recognized as processed transactions are settled through the associated payment networks, while royalty and other service charges related to the credit card business are recognized on a straight-line basis over the period of service. The business activities relevant to these fees and commissions are substantially attributable to R&C.

Fees and commissions on security-related services primarily consist of fees and commissions for sales and transfers of securities including investment funds, underwriting, brokerage and advisory services, arrangement fees on securitizations, and agency services for the calculation and payment of dividends. Fees and commissions on security-related services are recognized in the period in which the related service is provided. If they arise from security-related services under which the customer consumes the related services at a point in time (e.g. Sales and transfers of securities are executed at the customer’s direction; underwritings of debt and equity securities or securitizations are completed at the trade date; advice is provided to the clients; and dividends are calculated and then paid to investors), such fees are recognized at the same point in time. If they arise from security-related services under which the customer consumes the related services equally over the period of service (e.g. retainer fees on M&A advisory fees), such fees are recognized over the same period. The advisory fees which are paid upon meeting certain performance goals (e.g. success fees on M&A advisory fees) are recognized at the point in time when the performance goals are met. The majority of these fees and commissions are from the business activities relevant to R&C, with JCIB and GCIB providing a smaller impact.

Fees and commissions on administration and management services for investment funds primarily consist of fees and commissions earned from administrating and managing investment funds, including assets under management on behalf of clients. Such fees and commissions are recognized equally over the period of service at the amount calculated primarily based on the outstanding amount of each entrusted asset, the percentage of fees, and the extent of the service provided to administer the investment funds. The business activities relevant to these fees and commissions are substantially attributable to Asset Management & Investor Service Business Group (“AM/IS”).

Trust fees consist primarily of fees earned by fiduciary asset management and administration services for corporate pension plans and investment funds, and are recognized on an accrual basis, generally based on the volume of trust assets under management and/or the operating performance for the accounting period of each trust account. With respect to the trust accounts with a guarantee of trust principal, trust fees are determined based on the profits earned by individual trust accounts during the trust accounting period, less deductions, including provision for reserves, impairment for individual investments and dividends paid to beneficiary certificate holders. The trust fees for these trust accounts are accrued based on the amounts expected to be earned during the accounting period of each trust account. The business activities relevant to these fees and commissions are attributable to R&C, JCIB, and AM/IS with no significant concentration in any particular segments.

Guarantee fees consist of fees related to the guarantee business such as providing guarantees on residential mortgage loans and other loans, and are recognized over the contractual periods of the respective guarantees.

Insurance commissions consist of commissions earned from third-party insurance companies for marketing and selling insurance products and for the maintenance of insurance contracts. The former is recognized at the point in time which the associated service is fulfilled as the insurance contract is established by the insurance company, while the latter is recognized over the insurance period. The majority of these fees and commissions are from the business activities relevant to R&C, with GCB providing a smaller impact.

Fees and commissions on real estate business primarily consist of fees from real estate agent services, and are recognized in the period in which the related service is provided when assisting customers in the sales or purchase of real estate property. The business activities relevant to these fees and commissions are attributable to R&C and JCIB with no significant concentration in any particular segments.

Other fees and commissions include various fees and commissions earned on services to customers which have performance obligations that the MUFG Group completes in order to recognize revenue. The primary portion includes non-refundable financing related fees such as arrangement fees that are recognized when the service is provided.

Disaggregation of Contract Revenue

Details of fees and commissions income for the six months ended September 30, 2017 and 2018 are as follows:

	2017	2018
	(in millions)
Fees and commissions on deposits	¥27,100	¥26,568
Fees and commissions on remittances and transfers	82,896	84,342
Fees and commissions on foreign trading business	37,002	35,453
Fees and commissions on credit card business	102,992	110,223
Fees and commissions on security-related services	127,151	119,007
Fees and commissions on administration and management services for investment funds	80,643	74,928
Trust fees	55,086	57,459
Guarantee fees(1)	21,609	22,205
Insurance commissions	25,302	23,469
Fees and commissions on real estate business	18,140	17,878
Other fees and commissions(2)	123,995	133,906

Total	¥701,916	¥705,438

Notes:	(1)	Guarantee fees are not within the scope of the guidance on revenue from contracts with customers
	(2)	Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.

Contract Balances

Contract balances are recognized in the consolidated balance sheets in accordance with the definition of receivables and contract liabilities specified in the guidance on revenue from contracts with customers. Receivables include receivables for which the services are completed, and accrued income which represents the amount of consideration unpaid for the performance obligations that have been fulfilled pursuant to certain contracts under which the services are continuously provided. Contract liabilities include unearned revenue which represents the amount of consideration received for the performance obligations that have not been fulfilled pursuant to certain contracts under which the services are continuously provided.

As of September 30, 2018, receivables from contracts with customers of ¥194 billion were included primarily in Other assets, and contract liabilities of ¥6 billion were included in Other liabilities.